SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - shares		1 Months Ended
	Feb. 06, 2019	Feb. 28, 2019	Feb. 28, 2018
Reverse split		FINRA had received the necessary documentation to announce a 1:100 reverse split
Shares issuable description	the Company as each share of Series A preferred shares entitles the holder thereof 100 votes per share, and there were approximately 143,361,963 shares of Company common stock outstanding, and 30,000,000 shares of Series A preferred stock outstanding, immediately prior to the Cancellation and Issuance. Mr. Alessi therefore controlled approximately 76.4% of the votes associated with the capital stock of the Company before the Cancellation and Issuance, and after the Cancellation and Issuance, Mr. Alessi and Mr. Spoone now each control approximately 38.2% of the votes associated with the capital stock of the Company
William Alessi [Member]
Common stock shares issued			100,000
Series A Preferred Stock [Member]
Preferred stock shares issued	12,000,000
Sale of stock	6,000,000
Series A Preferred Stock [Member] | William Alessi [Member]
Preferred stock shares issued			30,000,000
Preferred Shares voting right description			A preferred share is entitled to 100 votes on any matter upon which the holder of common stock is entitled to vote
Preferred stock shares cancelled		12,000,000